Reconciliation of operating profit to headline operating profit (Tables)	12 Months Ended
Dec. 31, 2020
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Reconciliation of Operating Profit to Headline Operating Profit

Continuing operations	2020 £m	2019 £m	2018 1 £m
Operating (loss)/profit	(2,278.1)	1,295.9	1,245.3
Amortisation and impairment of acquired intangible assets	89.1	121.5	201.8
Goodwill impairment	2,822.9	47.7	176.5
Gains on disposal of investments and subsidiaries	(7.8)	(40.4)	(237.9)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.6)	(0.4)	(2.0)
Investment and other write-downs	296.2	7.5	2.0
Litigation settlement	25.6	(16.8)	–
Gain on sale of freehold property in New York	–	(7.9)	–
Restructuring and transformation costs	80.7	153.5	265.5
Restructuring costs in relation to Covid-19	232.5	–	–
Headline operating profit	1,260.5	1,560.6	1,651.2

Note
1	Figures have been restated as described in the accounting policies.